CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($)	Share capital	Treasury shares	Other reserve	Foreign currency translation reserve	Equity component of convertible loan	Retained earnings/ (Accumulated deficit)	Total	Non- controlling interest	Total
Balance at Dec. 31, 2022	$ 1,228,037			$ 13,238	$ 7,587	$ (306,537)	$ 942,325	$ (676)	$ 941,649
Comprehensive income/(loss) for the year
Profit Loss for the year						852,334	852,334	11,703	864,037
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations				7,429			7,429	(128)	7,301
Total comprehensive income/(loss) for the year				7,429		852,334	859,763	11,575	871,338
Transactions with owners of the Company
Conversion of convertible notes	736,113				(7,587)		728,526		728,526
Issuance of convertible notes	1,600,000						1,600,000		1,600,000
Transactions with owners of the Company	2,336,113				(7,587)		2,328,526		2,328,526
Balance at Dec. 31, 2023	3,564,150			20,667		545,797	4,130,614	10,899	4,141,513
Comprehensive income/(loss) for the year
Profit Loss for the year						(4,837,765)	(4,837,765)	(6,733)	(4,844,498)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations				200,396			200,396	1,018	201,414
Total comprehensive income/(loss) for the year				200,396		(4,837,765)	(4,637,369)	(5,715)	(4,643,084)
Transactions with owners of the Company
Issue of ordinary shares	4,500,000						4,500,000		4,500,000
Offering costs	(2,783,744)						(2,783,744)		(2,783,744)
Establishment of a non-wholly owned subsidiary								38,150	38,150
Equity-settled share-based payments			6,239,990				6,239,990		6,239,990
Shares repurchase		(1,298,250)					(1,298,250)		(1,298,250)
Transactions with owners of the Company
Transactions with owners of the Company	1,716,256	(1,298,250)	6,239,990				6,657,996	38,150	6,696,146
Balance at Dec. 31, 2024	5,280,406	(1,298,250)	6,239,990	221,063		(4,291,968)	6,151,241	43,334	6,194,575
Comprehensive income/(loss) for the year
Profit Loss for the year						(21,419,142)	(21,419,142)	(164,656)	(21,583,798)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations				457,239			457,239	(3,631)	453,608
Total comprehensive income/(loss) for the year				457,239		(21,419,142)	(20,961,903)	(168,287)	(21,130,190)
Dividend declared to NCI								(88,611)	(88,611)
Transactions with owners of the Company
Issue of ordinary shares for business combination	13,376,000						13,376,000	3,525,616	16,901,616
Issue of ordinary shares for assets acquisition	5,760,000						5,760,000		5,760,000
Transfer shares from treasury shares for business combination	11,819	6,560					18,379		18,379
Transfer shares from treasury shares for service fee	13,424	39,355					52,779		52,779
Issue of ordinary shares and warrants in connection with follow-on offering	384,188						384,188		384,188
Equity-settled share-based payments			5,516,400				5,516,400		5,516,400
Transactions with owners of the Company
Transactions with owners of the Company	19,545,431	45,914	5,516,400				25,107,745	3,525,616	28,633,361
Capital contribution from NCI								582	582
Balance at Dec. 31, 2025	$ 24,825,837	$ (1,252,336)	$ 11,756,390	$ 678,302		$ (25,711,110)	$ 10,297,084	$ 3,312,634	$ 13,609,718